Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 403,657		$ 413,165
Preference shares, no par value (in Euros)		€ 1
Common stock no par value (in Euros)		€ 1
Common stock authorized	392,462,972	392,462,972
Common stock issued	308,995,730	308,995,730
Common stock outstanding	301,446,779	301,446,779